Organizations and Principal Activities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 02, 2021 shares	Nov. 17, 2020 shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Apr. 21, 2022 $ / shares	May 08, 2021 shares	Dec. 31, 2020 USD ($) $ / shares
Organizations and Principal Activities (Details) [Line Items]
Exchange ratio (in Dollars per share) | $ / shares				$ 0.4783
Reverse recapitalization (in Shares)			3,500,000	3,500,000
Ordinary shares divided (in Shares)			7,317,078	7,317,078
Ordinary shares (in Shares)			6,565,650					100,000
Options granted (in Shares)	283,951
Par value of ordinary shares (in Dollars per share) | $ / shares							$ 0.002		$ 0.002
Adjusted addition paid-in capital (in Dollars) | $									$ 5
Earnout shares, description			In addition, 4.0 million earnout shares (“Earnout Shares”) were granted to certain shareholders of Ucommune Group. The shareholders may be entitled to receive Earnout Shares as follows: (a) 100,000 Class A Ordinary Shares if (i) the volume weighted average price(“VWAP”)of the Company Class A Ordinary Shares equals or exceeds $330 (or any foreign currency equivalent) in any twenty trading days within a thirty trading day period before December 31, 2022 on any securities exchange or securities market on which the Company Ordinary Shares are then traded or (ii) the revenue of Ucommune Group exceeds RMB850,000 in the fiscal year of 2020 pursuant to the audited consolidated financial statements of Ucommune Group as of and for the fiscal year ended December 31, 2020; (b) 50,000 Class A Ordinary Shares if (i) the VWAP of the Company Class A Ordinary Shares equals or exceeds $455 (or any foreign currency equivalent) in any twenty trading days within a thirty trading day period before December 31, 2023 on any securities exchange or securities market on which the Company Ordinary Shares are then traded or (ii) the revenue of Ucommune Group exceeds RMB1,275,000 in the fiscal year of 2021 pursuant to the audited consolidated financial statements of Ucommune Group as of and for the fiscal year ended December 31, 2021; and (c) 50,000 Class A Ordinary Shares if (i) the VWAP of the Company Class A Ordinary Shares equals or exceeds $600 (or any foreign currency equivalent) in any twenty trading days within a thirty trading day period before December 31, 2024 on any securities exchange or securities market on which the Company Ordinary Shares are then traded or (ii) the revenue of Ucommune Group exceeds RMB1,912,000 in the fiscal year of 2022 pursuant to the audited consolidated financial statements of Ucommune Group as of and for the fiscal year ended December 31, 2022.	In addition, 4.0 million earnout shares (“Earnout Shares”) were granted to certain shareholders of Ucommune Group. The shareholders may be entitled to receive Earnout Shares as follows: (a) 100,000 Class A Ordinary Shares if (i) the volume weighted average price(“VWAP”)of the Company Class A Ordinary Shares equals or exceeds $330 (or any foreign currency equivalent) in any twenty trading days within a thirty trading day period before December 31, 2022 on any securities exchange or securities market on which the Company Ordinary Shares are then traded or (ii) the revenue of Ucommune Group exceeds RMB850,000 in the fiscal year of 2020 pursuant to the audited consolidated financial statements of Ucommune Group as of and for the fiscal year ended December 31, 2020; (b) 50,000 Class A Ordinary Shares if (i) the VWAP of the Company Class A Ordinary Shares equals or exceeds $455 (or any foreign currency equivalent) in any twenty trading days within a thirty trading day period before December 31, 2023 on any securities exchange or securities market on which the Company Ordinary Shares are then traded or (ii) the revenue of Ucommune Group exceeds RMB1,275,000 in the fiscal year of 2021 pursuant to the audited consolidated financial statements of Ucommune Group as of and for the fiscal year ended December 31, 2021; and (c) 50,000 Class A Ordinary Shares if (i) the VWAP of the Company Class A Ordinary Shares equals or exceeds $600 (or any foreign currency equivalent) in any twenty trading days within a thirty trading day period before December 31, 2024 on any securities exchange or securities market on which the Company Ordinary Shares are then traded or (ii) the revenue of Ucommune Group exceeds RMB1,912,000 in the fiscal year of 2022 pursuant to the audited consolidated financial statements of Ucommune Group as of and for the fiscal year ended December 31, 2022.
ViEs assets percentage			98.90%	98.90%	93.20%
VIEs liabilities percentage			95.50%	95.50%	93.00%
Net loss | ¥			¥ 322,500		¥ 2,162,800	¥ 507,900
Net cash provided by financing activities			(14,919)	$ (2,162)	78,894	289,576
Accumulated deficit | ¥			4,529,500
Maximum [Member]
Organizations and Principal Activities (Details) [Line Items]
Subscription receivable (in Dollars) | $									12
Minimum [Member]
Organizations and Principal Activities (Details) [Line Items]
Subscription receivable (in Dollars) | $
Cash Equivalents [Member]
Organizations and Principal Activities (Details) [Line Items]
Cash and cash equivalents			53,200	$ 7,700
Variable Interest Entity, Primary Beneficiary [Member]
Organizations and Principal Activities (Details) [Line Items]
Net cash provided by financing activities | ¥			¥ 175,900		¥ 199,100	¥ 27,600
Share Exchange Agreement [Member]
Organizations and Principal Activities (Details) [Line Items]
Acquired percentage		100.00%
Exchange for newly issued ordinary shares (in Shares)		3,500,000
Ordinary escrow shares issued (in Shares)		157,028
Ucommune Group [Member]
Organizations and Principal Activities (Details) [Line Items]
Options granted (in Shares)			751,428	751,428